Leases (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 20, 2023	Mar. 31, 2026	Mar. 31, 2025
Leases
Rental expense for short-term lease		$ 5,947
Operating lease cost	$ 3,589	77,492	19,583
Total		$ 83,439	$ 19,583